LONG TERM DEPOSIT (Tables)	12 Months Ended
Dec. 31, 2015
LONG TERM DEPOSIT [Abstract]
Schedule of Long Term Deposit
	December 31,
	2015	2014

Bonds deposit (1)	$1,685	$-
Restricted account (2)	931	-
Other	54	54

	$2,670	$54